ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Guarantee liability		¥ 547,069
Accrued payroll and employee benefits	¥ 55,627	63,032
Collateral received in connection with a loan to a third party	18,141
Others	25,889	27,592
Total	¥ 99,657	¥ 637,693